Note 17 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,532	$ 3,279
Investments in non-consolidated companies and other investments	924	1,078
Property, plant and equipment, net	9,973	9,519
Non-current assets	2,398	2,294
Total assets	16,827	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,227	1,132
Investments in non-consolidated companies and other investments	627	713
Property, plant and equipment, net	8,799	8,067
Non-current assets	2,630	2,336
Total assets	13,283	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,988	1,778
Investments in non-consolidated companies and other investments	34	31
Property, plant and equipment, net	881	1,036
Non-current assets	325	292
Total assets	3,228	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	267	250
Investments in non-consolidated companies and other investments	172	152
Property, plant and equipment, net	244	256
Non-current assets	61	105
Total assets	744	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	438	443
Investments in non-consolidated companies and other investments	6	41
Property, plant and equipment, net	431	425
Non-current assets	72	65
Total assets	947	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	64	68
Investments in non-consolidated companies and other investments	(30)	141
Property, plant and equipment, net	191	136
Non-current assets	1,418	1,309
Total assets	1,643	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(452)	(392)
Investments in non-consolidated companies and other investments	115	0
Property, plant and equipment, net	(573)	(401)
Non-current assets	(2,108)	(1,813)
Total assets	$ (3,018)	$ (2,606)